ACQUISITION BY STELLA POINT (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill			$ 36,259,666			$ 36,259,666	$ 36,259,666
Acquisition-Related Costs [Abstract]
Transaction cost			$ 2,553,301	$ 2,000	$ 6,212,602	$ 4,014,311
Stella Point [Member]
Business Combination, Consideration Transferred [Abstract]
Transaction price paid in cash	$ 52,000,000
Transaction price paid in equity	12,410,000
Outstanding debt	78,000,000
Additional debt	5,000,000
Contingent consideration	$ 0
Ownership interest acquired		80.70%
Assets Acquired and Liabilities Assumed [Abstract]
Cash		$ 43,064,931
Accounts receivables		24,031,575
Prepaid and other current assets		3,712,848
Property and equipment		6,328,146
Other assets		1,345,562
Total tangible assets acquired		78,483,062
Intangible assets acquired		62,660,000
Deferred tax asset, net		2,118,801
Less: Liabilities assumed		(115,111,529)
Net assets		28,150,334
Goodwill		36,259,666
Total purchase price		64,410,000
Acquisition-Related Costs [Abstract]
Transaction cost					$ 6,212,602
Predecessor Company [Member]
Acquisition-Related Costs [Abstract]
Transaction cost		3,917,188
Predecessor Company [Member] | Stella Point [Member]
Acquisition-Related Costs [Abstract]
Transaction cost		$ 3,917,188